Corporate Reorganization of the Telecom Group and Its controlling companies - Amortization (Details)						1 Months Ended	12 Months Ended
	Jun. 22, 2017 USD ($) shares	Jun. 22, 2017 ARS ($) shares	May 31, 2017	May 23, 2017 USD ($) director shares	May 23, 2017 ARS ($) director shares	Mar. 31, 2017 USD ($) tranche item	Dec. 31, 2017 ARS ($) shares	Mar. 31, 2017 ARS ($) shares
Amortization of Sofora shares
Shares issued | shares							984,380,978
Issued capital							$ 984,380,978
Sofora | Argentina Inversiones S.A.
Amortization of Sofora shares
Number of tranches | tranche						2
Shares issued | shares								140,704,640
Issued capital								$ 140,704,640
Amortization of shares						$ 8,683,596
Shares amortized | shares	65,955,300	65,955,300		74,749,340	74,749,340
Percentage of capital stock owned and voting rights	15.00%	15.00%		17.00%	17.00%
Amount paid to acquire shares		$ 65,955,300			$ 74,749,340
Unpaid dividends percentage			2.00%
Dividend rights certificate, redemption period						36 months
Paid percentage of maximum dividends payable, redemption threshold						60.00%
Sofora | Argentina Inversiones S.A. | Class A Bono de Goce
Amortization of Sofora shares
Dividend rights	$ 216,280,387			$ 245,036,017
Sofora | Argentina Inversiones S.A. | Minimum | Class A Bono de Goce
Amortization of Sofora shares
Number of dividend certificates | item						1
Sofora | Argentina Inversiones S.A. | Maximum
Amortization of Sofora shares
Dividend rights						$ 470,000,000
Telecom Argentina
Amortization of Sofora shares
Number of directors appointed | director				2	2
Number of alternate directors appointed | director				2	2
Number of members appointed to Supervisory Committee | director				1	1
Number of alternates appointed to the Supervisory Committee | director				1	1
WAI
Amortization of Sofora shares
Percentage of capital stock owned and voting rights							15.00%